SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Long lived assets		$ 9,230	$ 4,760
United States [Member]
Segment Reporting Information [Line Items]
Long lived assets		1,252	1,421
Israel [Member]
Segment Reporting Information [Line Items]
Long lived assets		7,493	3,014
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long lived assets		233	90
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long lived assets	[1]	39	24
Other [Member]
Segment Reporting Information [Line Items]
Long lived assets		$ 213	$ 211

[1]	Excluding United Kingdom and Israel